CLEARBRIDGE SUSTAINABILITY LEADERS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 5.2%
Entertainment - 1.9%
Walt Disney Co.	6,600	$1,161,732	*

Media - 1.9%
Comcast Corp., Class A Shares	20,730	1,219,546

Wireless Telecommunication Services - 1.4%
T-Mobile US Inc.	6,130	882,842	*

TOTAL COMMUNICATION SERVICES		3,264,120

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.0%
Aptiv PLC	7,540	1,258,049	*

Hotels, Restaurants & Leisure - 3.3%
Booking Holdings Inc.	420	914,869	*
Marriott International Inc., Class A Shares	7,800	1,138,644	*

Total Hotels, Restaurants & Leisure		2,053,513

Internet & Direct Marketing Retail - 1.6%
Amazon.com Inc.	300	998,277	*

Leisure Products - 1.7%
Hasbro Inc.	10,770	1,070,969

Specialty Retail - 2.3%
Home Depot Inc.	4,310	1,414,499

Textiles, Apparel & Luxury Goods - 1.9%
NIKE Inc., Class B Shares	6,990	1,170,895

TOTAL CONSUMER DISCRETIONARY		7,966,202

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	3,010	1,293,457

Food Products - 1.8%
Hain Celestial Group Inc.	21,790	869,639	*
SunOpta Inc.	26,050	273,525	*

Total Food Products		1,143,164

Personal Products - 1.4%
Unilever PLC, ADR	15,550	894,592

TOTAL CONSUMER STAPLES		3,331,213

FINANCIALS - 13.6%
Banks - 4.5%
Bank of America Corp.	42,750	1,639,890
First Republic Bank	6,090	1,187,672

Total Banks		2,827,562

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2021 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - 5.7%
BlackRock Inc.	1,230	$1,066,619
Charles Schwab Corp.	15,740	1,069,533
Morgan Stanley	14,400	1,382,112

Total Capital Markets		3,518,264

Insurance - 3.4%
Hartford Financial Services Group Inc.	16,310	1,037,642
Progressive Corp.	11,560	1,100,050

Total Insurance		2,137,692

TOTAL FINANCIALS		8,483,518

HEALTH CARE - 15.1%
Biotechnology - 5.2%
Amgen Inc.	4,910	1,185,962
BioMarin Pharmaceutical Inc.	10,510	806,432	*
Gilead Sciences Inc.	18,010	1,229,903

Total Biotechnology		3,222,297

Health Care Equipment & Supplies - 2.4%
Danaher Corp.	5,070	1,508,274

Health Care Providers & Services - 5.9%
CVS Health Corp.	17,370	1,430,593
Progyny Inc.	11,990	667,723	*
UnitedHealth Group Inc.	3,760	1,549,947

Total Health Care Providers & Services		3,648,263

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific Inc.	1,890	1,020,619

TOTAL HEALTH CARE		9,399,453

INDUSTRIALS - 10.9%
Building Products - 5.7%
Resideo Technologies Inc.	33,460	987,070	*
Trane Technologies PLC	7,310	1,488,389
Trex Co. Inc.	10,780	1,046,738	*

Total Building Products		3,522,197

Commercial Services & Supplies - 1.3%
Herman Miller Inc.	18,940	817,261

Electrical Equipment - 3.9%
Regal Beloit Corp.	8,230	1,211,703
Shoals Technologies Group Inc., Class A Shares	18,700	543,983	*
Vestas Wind Systems A/S, ADR	55,490	682,804

Total Electrical Equipment		2,438,490

TOTAL INDUSTRIALS		6,777,948

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2021 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 1.6%
Cisco Systems Inc.	18,510	$1,024,899

Electronic Equipment, Instruments & Components - 4.0%
Keysight Technologies Inc.	6,190	1,018,564	*
TE Connectivity Ltd.	10,110	1,490,922

Total Electronic Equipment, Instruments & Components		2,509,486

IT Services - 1.7%
Visa Inc., Class A Shares	4,260	1,049,621

Semiconductors & Semiconductor Equipment - 4.0%
Enphase Energy Inc.	4,080	773,568	*
Lam Research Corp.	1,610	1,026,230
SolarEdge Technologies Inc.	2,590	672,053	*

Total Semiconductors & Semiconductor Equipment		2,471,851

Software - 12.1%
Autodesk Inc.	2,550	818,881	*
Microsoft Corp.	14,470	4,122,648
salesforce.com Inc.	3,530	854,013	*
Synopsys Inc.	3,900	1,123,161	*
Workday Inc., Class A Shares	2,810	658,664	*

Total Software		7,577,367

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	19,640	2,864,691

TOTAL INFORMATION TECHNOLOGY		17,497,915

MATERIALS - 3.2%
Chemicals - 1.4%
Ecolab Inc.	4,010	885,528

Containers & Packaging - 1.8%
Ball Corp.	13,580	1,098,351

TOTAL MATERIALS		1,983,879

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Equinix Inc.	1,090	894,247

UTILITIES - 3.0%
Electric Utilities - 1.4%
NextEra Energy Inc.	11,420	889,618

Independent Power and Renewable Electricity Producers - 1.6%
Brookfield Renewable Partners LP	25,860	1,016,815

TOTAL UTILITIES		1,906,433

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $46,925,054)		61,504,928

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2021 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	641,516	$641,516
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	160,379	160,379	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $801,895)			801,895

TOTAL INVESTMENTS - 99.8% (Cost - $47,726,949)			62,306,823
Other Assets in Excess of Liabilities - 0.2%			120,811

TOTAL NET ASSETS - 100.0%			$62,427,634

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $160,379 and the cost was $160,379 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$61,504,928	—	—	$61,504,928
Short-Term Investments†	801,895	—	—	801,895

Total Investments	$62,306,823	—	—	$62,306,823

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$116,524	$3,060,561	3,060,561	$3,016,706	3,016,706	—	$10	—	$160,379

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